Exhibit 99.1

			Exhibit B of Servicing Agreement
Semi-Annual Servicer’s Certificate
AEP Texas Inc., as Servicer
AEP Texas Central Transition Funding III LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of March 14, 2012
(the "Agreement") between AEP Texas Inc., as Servicer and AEP Texas Central Transition Funding III LLC
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

	Collection Periods:	December 2022	to	May 2023
	Payment Date:		6/1/23
1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 12/22 collection period (1)		4,957,082.77

ii.	Remittances for the 01/23 collection period		5,497,429.12

iii.	Remittances for the 02/23 collection period		5,419,189.46

iv.	Remittances for the 03/23 collection period		5,979,715.14

v.	Remittances for the 04/23 collection period		4,961,893.02

vi.	Remittances for the 05/23 collection period (2)		5,434,426.33

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		86,027.22

ix.	Investment Earnings on Excess Funds Subaccount		127,300.91

x.	Investment Earnings on General Subaccount		373,818.12

xi.	General Subaccount Balance (sum of i through x above)		32,836,882.09

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		6,307,978.95

xiii.	Capital Subaccount Balance as of Prior Payment Date		4,000,000.00

xiv.	Collection Account Balance (sum of xi through xiii above)		43,144,861.04

(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in December 2022

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period

			Exhibit B of Servicing Agreement
2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.	Tranche A-1 Outstanding Amount				0.00
ii.	Tranche A-2 Outstanding Amount				0.00
iii.	Tranche A-3 Outstanding Amount				141,991,676.00
iv.	Aggregate Outstanding Amount of all Tranches of Notes				141,991,676.00

3. Required Funding/Payments as of Current Payment Date:
					Principal
					Due
Tranche

i.	Tranche A-1				0.00
ii.	Tranche A-2				0.00
iii.	Tranche A-3				31,559,943.00
iv.	For all Tranches of Notes				31,559,943.00

	Interest Tranche	Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
v.	Tranche A-1	0.8801%	180	0.00	0.00
vi.	Tranche A-2	1.9764%	180	0.00	0.00
vii.	Tranche A-3	2.8449%	180	141,991,676.00	2,019,760.60
viii.	For all Tranches of Notes				2,019,760.60

				Required Level	Funding Required
ix.	Capital Subaccount			4,000,000.00	0.00

				4,000,000.00	0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

		Exhibit B of Servicing Agreement
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.		Trustee Fees and Expenses	63,049.31

ii.		Servicing Fee	200,000.00

iii.		Administration Fee	50,000.00

iv.		Operating Expenses	0.00

v.		Semi-Annual Interest (including any past-due for prior periods)	2,019,760.60

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment	0.00	$0.00
2.	Tranche A-2 Interest Payment	0.00	$0.00
3.	Tranche A-3 Interest Payment	2,019,760.60	$6.48
		2,019,760.60

vi.		Principal Due and Payable as a Result of Event of Default or on Final Maturity Date	0.00

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
3.	Tranche A-3 Principal Payment	0.00	$0.00
		0.00

vii.		Semi-Annual Principal	31,559,943.00

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
3.	Tranche A-3 Principal Payment	31,559,943.00	$101.19
		31,559,943.00

		Exhibit B of Servicing Agreement
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture (continued):

viii.	Funding of Capital Subaccount (to required level)	4,000,000.00

ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	86,027.22

x.	Deposit to Excess Funds Subaccount	5,166,080.91

xi.	Released to Note Issuer upon Retirement of all Notes	0.00

xii.	Aggregate Remittances as of Current Payment Date	43,144,861.04

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.	Tranche A-1 Outstanding Amount	0.00
ii.	Tranche A-2 Outstanding Amount	0.00
iii.	Tranche A-3 Outstanding Amount	110,431,733.00
iv.	Aggregate Outstanding Amount of all Tranches of Notes	110,431,733.00

v.	Excess Funds Subaccount Balance	5,166,080.91

vi.	Capital Subaccount Balance	4,000,000.00

vii.	Aggregate Collection Account Balance	9,166,080.91

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	6,435,279.86

ii.	Capital Subaccount	4,086,027.22

iii.	Total Withdrawals	10,521,307.08

			Exhibit B of Servicing Agreement
7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

Tranche

1.		Tranche A-1 Interest Payment	0.00
2.		Tranche A-2 Interest Payment	0.00
3.		Tranche A-3 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

Tranche

1.		Tranche A-1 Principal Payment	0.00
2.		Tranche A-2 Principal Payment	0.00
3.		Tranche A-3 Principal Payment	0.00
			0.00

8. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual

Servicer’s Certificate this 30th day of May, 2023.

/s/ Renee V Hawkins

AEP TEXAS Inc., as Servicer
By:	Renee V Hawkins
Title:	Assistant Treasurer
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